ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS
ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS

NOTE 4 – ACQUISITIONS, GOODWILL,  INTANGIBLE ASSETS, AND INVESTMENTS

Boston Solar Acquisition

On April 21, 2022, the Company completed the acquisition of 80.1% of the membership interests in Boston Solar, a leading residential, small commercial solar energy, procurement, and construction (“EPC”) company focused on customers in the greater Boston area. This acquisition solidifies the Company’s EPC acquisition strategy. The total consideration paid for the purchased interests was $6,064,858 consisting of: $2,287,168 of cash paid at closing; issuance of a note payable in 14,781,938 shares of Company common stock with a fair value of $1,252,273; issuance of a promissory note with a fair value of $897,306; issuance of a convertible promissory note with a fair value of $1,378,111 payable in cash or shares of Company common stock at the holder’s option; and a $250,000 holdback of additional cash. The Company incurred acquisition related expenses of approximately $587,000 during the twelve months ended December 31, 2022, which were recognized in SG&A within the Company’s consolidated statement of operations.

The Company accounted for the acquisition as a purchase of a business and recorded the excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed as goodwill. The total purchase price was  allocated as follows:

Goodwill	$6,785,416
Tangible assets	4,787,928
Intangible asset – tradename/trademarks (10-year life)	3,008,100
Intangible asset – IP/technology (7-year life)	438,000
Intangible asset – non-competes (3-year life)	123,200
Total liabilities	(7,571,036)
Non-controlling interest	(1,506,750)
Total consideration paid for 80.1% interest	$6,064,858

Revenue of $19,124,124 and net loss of $332,995 related to Boston Solar for the period from the April 21, 2022 acquisition date through the end December 31, 2022 are included in the Company’s consolidated statement of operations for the twelve-months ended December 31, 2022. These results are prior to consideration for non-controlling interest.

The following supplemental unaudited pro forma information presents the consolidated results of the Company’s operations as if the acquisition of Boston Solar on April 21, 2022 had been consummated on January 1, 2021. This supplemental unaudited pro forma information is based solely on the historical unaudited financial results for the Boston Solar acquisition and does not include operational or other changes which might have been affected by the Company. The supplemental unaudited pro forma information presented below is for illustrative purposes only and is not necessarily indicative of the results which would have been achieved or results which may be achieved in the future:

	Twelve Months Ended December 31,
	2022	2021
Revenue, net	$27,385,051	$18,500,837
Net loss	$(9,609,240)	$(6,148,422)

Goodwill

The following table presents details of the Company’s goodwill as of December 31, 2022, and December 31, 2021:

	Boston Solar	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2021:	$-	$1,212,969	$414,151	$75,000	$1,702,119
Aggregate goodwill acquired	6,785,416	-	-	-	6,785,416
Impairment losses	-	(1,212,969)	-	(75,000)	(1,287,969)
Balances at December 31, 2022:	$6,785,416	$-	$414,151	$-	$7,199,567

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, a goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology to assess impairment. A discounted cash flow analysis requires various judgmental assumptions to be made including future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. As a result of changes in legal factors and decline in operating performances related to Direct Solar America and EnergyWyze, the Company determined there were indicators of impairment in goodwill during the year ended December 31, 2022, and impaired goodwill by $1,287,969.

Intangible Assets

The following table presents details of the Company’s intangible assets (excluding goodwill) as of December 31, 2022 and 2021:

	IP/ Technology	Tradename Trademarks	Non- Competes	Other	Total
Balances at December 31, 2021:	$-	$-	$-	$34,485	$34,485
Intangibles acquired	438,000	3,008,100	123,200	-	3,569,300
Less: Amortization	43,016	206,810	28,232	34,485	312,543
Balances at December 31, 2022	$394,984	$2,801,290	$94,968	$-	$3,291,242

Estimated amortization expense:
Year Ending
December 31,
2023	$404,448
2024	404,448
2025	376,224
2026	363,384
2027	363,384
Thereafter	1,379,354
Total	$3,291,242

Investments

On August 9, 2022, the Company acquired a minority interest, with the right to acquire the remaining interests, of Frontline Power Solutions LLC (“Frontline”), a Multi-state Licensed Energy Services Company (ESCO). Frontline  is a comprehensive energy service Company with the ability to operate in deregulated markets across the country and provide energy supply agreements to all sizes of commercial, industrial, and institutional properties. The Company signed a Membership Interest Purchase Agreement (“MIPA”) with Frontline whereby the Company agreed to: (i) make an investment in Frontline for a 13.3% membership interest in exchange for $100,000 of the Company’s shares (the number of shares determined by a 30-day vwap calculation, which were subsequently fair valued on August 9, 2022); (ii) issue a Promissory Note to Frontline for $150,000 ; and (iii) purchase the remaining interest (86.7%) membership interest for a Cash Consideration of $500,000 minus any outstanding principal and interest outstanding under the Promissory Note, subject to certain closing conditions (the “Second Closing”). In the event that Second Closing does not occur then the Promissory Note would convert into an additional 6.6% membership interest of Frontline for a total ownership interest of 19.9% for the Company.